2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Accounting Policies [Abstract]
Allowance for doutful accounts	$ 0		$ 0
Advertising costs	0	$ 0
Stock based compensation	0		0
Deferred tax assets or liabilities	0		0
Uncertain tax positions	$ 0		$ 0
Potentially dilutive securities	0	0